Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	14.04
Maximum Aggregate Offering Price	$ 56,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,755.70
Offering Note	(1) Represents 4,000,000 shares of common stock, $0.01 par value ("Common Stock"), of Northwest Bancshares, Inc. reserved for issuance under the Northwest Bancshares, Inc. 2026 Equity Incentive Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover an indeterminate number of additional shares of Common Stock, as may be issuable pursuant to future stock dividends, stock splits or other similar transactions. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $14.04 per share, which is the average of the high and low prices of Common Stock on May 26, 2026, as reported on the NASDAQ Global Select Market, rounded up to the nearest cent. The Amount of Registration Fee is also rounded up to the nearest cent.